RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Risk Management and Financial Instruments [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Risk Management Overview
TCPL has exposure to market risk and counterparty credit risk, and has strategies, policies and limits in place to manage the impact of these risks on earnings, cash flow and, ultimately, shareholder value.
Risk management strategies, policies and limits are designed to ensure TCPL's risks and related exposures are in line with the Company's business objectives and risk tolerance. Market risk and counterparty credit risk are managed within limits ultimately established by the Company's Board of Directors, implemented by senior management and monitored by the Company's risk management and internal audit groups. The Board of Directors' Audit Committee oversees how management monitors compliance with market risk and counterparty credit risk management policies and procedures, and oversees management's review of the adequacy of the risk management framework. Internal audit personnel assist the Audit Committee in its oversight role by performing regular and ad-hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.
Market Risk
The Company constructs and invests in energy infrastructure projects, purchases and sells energy commodities, issues short-term and long-term debt, including amounts in foreign currencies, and invests in foreign operations. Certain of these activities expose the Company to market risk from changes in commodity prices, foreign exchange rates and interest rates, which may affect the Company's earnings and the value of the financial instruments it holds.
The Company uses derivatives as part of its overall risk management strategy to assist in managing the exposure to market risk that results from these activities. These derivative contracts may consist of the following:

•
Forwards and futures contracts – contractual agreements to purchase or sell a specific financial instrument or commodity at a specified price and date in the future. TCPL enters into foreign exchange and commodity forwards and futures to manage the impact of volatility in foreign exchange rates and commodity prices.

•
Swaps – contractual agreements between two parties to exchange streams of payments over time according to specified terms. The Company enters into interest rate, cross-currency and commodity swaps to manage the impact of changes in interest rates, foreign exchange rates and commodity prices.

•
Options – contractual agreements that convey the right, but not the obligation of the purchaser to buy or sell a specific amount of a financial instrument or commodity at a fixed price, either at a fixed date or at any time within a specified period. The Company enters into option agreements to manage the impact of changes in interest rates, foreign exchange rates and commodity prices.

Commodity Price Risk
The Company is exposed to commodity price movements as part of its normal business operations, particularly in relation to the prices of electricity and natural gas. A number of strategies are used to manage these exposures, including the following:

•
Subject to its overall risk management strategy, the Company commits a portion of its expected power supply to fixed-price medium-term or long-term sales contracts, while reserving an amount of unsold supply to manage operational and price risks in its asset portfolio.

•
The Company purchases a portion of the natural gas required for its power plants or enters into contracts that base the sale price of electricity on the cost of natural gas, effectively locking in a margin.

•	The Company's power sales commitments are fulfilled through power generation or through purchased contracts, thereby reducing the Company's exposure to fluctuating commodity prices.

•
The Company enters into offsetting or back-to-back positions using derivative instruments to manage price risk exposure in power and natural gas commodities created by certain fixed and variable pricing arrangements for different pricing indices and delivery points.

Natural Gas Storage Commodity Price Risk
TCPL manages its exposure to seasonal natural gas price spreads in its non-regulated Natural Gas Storage business by economically hedging storage capacity with a portfolio of third-party storage capacity contracts and proprietary natural gas purchases and sales. TCPL simultaneously enters into a forward purchase of natural gas for injection into storage and an offsetting forward sale of natural gas for withdrawal at a later period, thereby locking in future positive margins and effectively eliminating exposure to natural gas price movements. Unrealized gains and losses on fair value adjustments recorded each period on these forward contracts are not necessarily representative of the amounts that will be realized on settlement.
Foreign Exchange and Interest Rate Risk
Foreign exchange and interest rate risk is created by fluctuations in the fair value or cash flow of financial instruments due to changes in foreign exchange rates and interest rates.
A portion of TCPL’s earnings from its Natural Gas Pipelines, Liquids Pipelines and Energy segments is generated in U.S. dollars and, therefore, fluctuations in the value of the Canadian dollar relative to the U.S. dollar can affect TCPL’s net income. As the Company’s U.S. dollar-denominated operations continue to grow, exposure to changes in currency rates increases; some of this foreign exchange impact is partially offset by interest expense on U.S. dollar-denominated debt and by using foreign exchange derivatives.
The Company uses foreign currency and interest rate derivatives to manage the foreign exchange and interest rate risks related to other U.S. dollar-denominated transactions including those that may arise on some of the Company’s regulated assets, in which case certain of the realized gains and losses on these derivatives would be deferred as regulatory assets and liabilities until they are recovered from or paid to the shippers.
TCPL has floating interest rate debt which subjects it to interest rate cash flow risk. The Company uses a combination of interest rate swaps and options to manage its exposure to this risk.
Net Investment in Foreign Operations
The Company hedges its net investment in foreign operations (on an after-tax basis) with U.S. dollar-denominated debt, cross-currency interest rate swaps, foreign exchange forward contracts and foreign exchange options.
U.S. Dollar-Denominated Debt Designated as a Net Investment Hedge

at December 31	2014	2013
(millions of Canadian dollars, unless noted otherwise)

Carrying value	17,000 (US 14,700)	14,200 (US 13,400)
Fair value	19,000 (US 16,400)	16,000 (US 15,000)

Derivatives Designated as a Net Investment Hedge

	2014			2013
at December 31	Fair Value[1]	Notional or Principal Amount		Fair Value[1]	Notional or Principal Amount
(millions of Canadian dollars, unless noted otherwise)

U.S. dollar cross-currency interest rate swaps (maturing 2015 to 2019)[2]	(431)	US	2,900	(201)	US	3,800
U.S. dollar foreign exchange forward contracts (maturing 2015)	(28)	US	1,400	(11)	US	850
	(459)	US	4,300	(212)	US	4,650

1	Fair values approximate carrying values.

2	In 2014, net realized gains of $21 million (2013 – gains of $29 million) related to the interest component of cross-currency swap settlements are included in Interest Expense.
The balance sheet classification of the fair value of derivatives used to hedge the Company’s net investment in foreign operations is as follows:

at December 31	2014	2013
(millions of Canadian dollars)

Other Current Assets (Note 5)	5	5
Intangible and Other Assets (Note 11)	1	—
Accounts Payable and Other (Note 13)	(155)	(50)
Other Long-Term Liabilities (Note 14)	(310)	(167)
	(459)	(212)

Counterparty Credit Risk
Counterparty credit risk represents the financial loss the Company would experience if a counterparty to a financial instrument failed to meet its obligations in accordance with the terms and conditions of the related contract or agreement with the Company.
The Company manages its exposure to this potential loss by using recognized credit management techniques, including:

•
Dealing with creditworthy counterparties - a significant amount of the Company’s credit exposure is with investment grade counterparties or, if not, is generally partially supported by financial assurances from investment grade parties

•
Setting limits on the amount TCPL can transact with any one counterparty - the Company monitors and manages the concentration of risk exposure with any one counterparty, and reduces the exposure when needed and when it is allowed under the terms of the contracts

•	Using contract netting arrangements and obtaining financial assurances such as guarantees, letters of credit or cash when deemed necessary.
There is no guarantee that these techniques will protect the Company from material losses.
TCPL's maximum counterparty credit exposure with respect to financial instruments at December 31, 2014, without taking into account security held, consisted of accounts receivable, portfolio investments recorded at fair value, the fair value of derivative assets and notes, loans and advances receivable. The Company regularly reviews its accounts receivable and records an allowance for doubtful accounts as necessary using the specific identification method. At December 31, 2014, there were no significant amounts past due or impaired, and there were no significant credit losses during the year. The Company had a credit risk concentration due from a counterparty of $258 million (US$222 million) and $240 million (US$225 million) at December 31, 2014 and 2013, respectively.This amount is expected to be fully collectible and is secured by a guarantee from the counterparty's investment grade parent company.
TCPL has significant credit and performance exposures to financial institutions as they hold cash deposits and provide committed credit lines and letters of credit that help manage our exposure to counterparties and provide liquidity in commodity, foreign exchange and interest rate derivative markets.
Financial Instruments
All financial instruments, including both derivative and non-derivative instruments, are recorded on the balance sheet at fair value unless they were entered into and continue to be held for the purpose of receipt or delivery in accordance with the Company’s normal purchase and normal sales exemptions and are documented as such. In addition, fair value accounting is not required for other financial instruments that qualify for certain accounting exemptions.
Fair Value of Non-Derivative Financial Instruments
The fair value of the Company's notes receivable is calculated by discounting future payments of interest and principal using forward interest rates. The fair value of Long-Term Debt is estimated using an income approach based on quoted market prices for the same or similar debt instruments from external data service providers. The fair value of available for sale assets has been calculated using quoted market prices where available. Credit risk has been taken into consideration when calculating the fair value of non-derivative instruments.
Certain non-derivative financial instruments included in Cash and Cash Equivalents, Accounts Receivable, Due from Affiliates, Intangible and Other Assets, Notes Payable, Accounts Payable and Other, Due to Affiliates, Accrued Interest and Other Long-Term Liabilities have carrying amounts that approximates their fair value due to the nature of the item or the short time to maturity and would be classified in Level II of the fair value hierarchy.
Balance Sheet Presentation of Non-Derivative Financial Instruments
The following table details the fair value of the non-derivative financial instruments, excluding those where carrying amounts equal fair value, and would be classified in Level II of the fair value hierarchy:

	2014		2013
at December 31	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian dollars)

Notes receivable and other[1]	213	263	226	269
Available for sale assets[2]	62	62	47	47
Current and Long-Term Debt[3,4] (Note 15)	(24,757)	(28,713)	(22,865)	(26,134)
Junior Subordinated Notes (Note 17)	(1,160)	(1,157)	(1,063)	(1,093)
	(25,642)	(29,545)	(23,655)	(26,911)

1	Notes receivable are included in Other Current Assets and Intangible and Other Assets on the Consolidated Balance Sheet.

2	Available for sale assets are included in Intangible and Other Assets on the Consolidated Balance Sheet.

3	Long-Term Debt is recorded at amortized cost, except for US$400 million (2013 - US$200 million) that is attributed to hedged risk and recorded at fair value.

4
Consolidated Net Income in 2014 included losses of $3 million (2013 - losses of $5 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$400 million of Long-Term Debt at December 31, 2014 (2013 - US$200 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.

Fair Value of Derivative Instruments
The fair value of foreign exchange and interest rate derivatives have been calculated using the income approach which uses year-end market rates and applies a discounted cash flow valuation model. The fair value of power and natural gas derivatives and available for sale assets has been calculated using quoted market prices where available. In the absence of quoted market prices, third-party broker quotes or other valuation techniques have been used. Credit risk has been taken into consideration when calculating the fair value of derivative instruments.
In some cases, even though the derivatives are considered to be effective economic hedges, they do not meet the specific criteria for hedge accounting treatment or are not designated as a hedge and are accounted for at fair value with changes in fair value recorded in Net Income in the period of change. This may expose the Company to increased variability in reported earnings because the fair value of the derivative instruments can fluctuate significantly from period to period.
Balance Sheet Presentation of Derivative Instruments
The balance sheet classification of the fair value of the derivative instruments is as follows:

at December 31	2014	2013
(millions of Canadian dollars)

Other Current Assets (Note 5)	409	395
Intangible and Other Assets (Note 11)	93	112
Accounts Payable and Other (Note 13)	(749)	(357)
Other Long-Term Liabilities (Note 14)	(411)	(255)
	(658)	(105)

2014 Derivative Instruments Summary
The following summary does not include hedges of the net investment in foreign operations.

(millions of Canadian dollars, unless noted otherwise)	Power	Natural Gas	Foreign Exchange	Interest

Derivative Instruments Held for Trading[1]
Fair Values[2]
Assets	$362	$69	$1	$4
Liabilities	($391)	($103)	($32)	($4)
Notional Values
Volumes[3]
Purchases	42,097	60	—	—
Sales	35,452	38	—	—
U.S. dollars	—	—	US 1,374	US 100
Net unrealized losses in the year[4]	($5)	($35)	($20)	$—
Net realized (losses)/gains in the year[4]	($39)	$11	($28)	$—
Maturity dates	2015-2019	2015-2020	2015	2015-2016

Derivative Instruments in Hedging Relationships[5,6]
Fair Values[2]
Assets	$57	$—	$—	$3
Liabilities	($163)	$—	$—	($2)
Notional Values
Volumes[3]
Purchases	11,120	—	—	—
Sales	3,977	—	—	—
U.S. dollars	—	—	—	US 550
Net realized gains in the year[4]	$130	$—	$—	$4
Maturity dates	2015-2019	—	—	2015-2018

1
The majority of derivative instruments held for trading have been entered into for risk management purposes and all are subject to the Company’s risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company’s exposures to market risk.

2	Fair value equals carrying value.

3	Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.

4
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell power and natural gas are included net in Energy Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included net in Interest Expense and Interest Income and Other, respectively. The effective portion of the change in fair value of derivative instruments in hedging relationships is initially recognized in OCI and reclassified to Energy Revenues, Interest Expense and Interest Income and Other, as appropriate, as the original hedged item settles.

5
All hedging relationships are designated as cash flow hedges except for interest rate derivative instruments designated as fair value hedges with a fair value of $3 million and a notional amount of US$400 million. In 2014, net realized gains on fair value hedges were $7 million and were included in Interest Expense. In 2014, the Company did not record any amounts in Net Income related to ineffectiveness for fair value hedges.

6	In 2014, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.

2013 Derivative Instruments Summary
The following summary does not include hedges of the net investment in foreign operations.

(millions of Canadian dollars, unless noted otherwise)	Power	Natural Gas	Foreign Exchange	Interest

Derivative Instruments Held for Trading[1]
Fair Values[2]
Assets	$265	$73	$—	$8
Liabilities	($280)	($72)	($12)	($7)
Notional Values
Volumes[3]
Purchases	29,301	88	—	—
Sales	28,534	60	—	—
Canadian dollars	—	—	—	400
U.S. dollars	—	—	US 1,015	US 100
Net unrealized gains/(losses) in the year[4]	$19	$17	($10)	$—
Net realized losses in the year[4]	($49)	($13)	($9)	$—
Maturity dates	2014-2017	2014-2016	2014	2014-2016

Derivative Instruments in Hedging Relationships[5,6]
Fair Values[2]
Assets	$150	$—	$—	$6
Liabilities	($22)	$—	($1)	($1)
Notional Values
Volumes[3]
Purchases	9,758	—	—	—
Sales	6,906	—	—	—
U.S. dollars	—	—	US 16	US 350
Net realized (losses)/gains in the year[4]	($19)	($2)	$—	$5
Maturity dates	2014-2018	—	2014	2015-2018

1
The majority of derivative instruments held for trading have been entered into for risk management purposes and all are subject to the Company’s risk management strategies, policies and limits. These include derivatives that have not been designated as hedges or do not qualify for hedge accounting treatment but have been entered into as economic hedges to manage the Company’s exposures to market risk.

2	Fair value equals carrying value.

3	Volumes for power and natural gas derivatives are in GWh and Bcf, respectively.

4
Realized and unrealized gains and losses on held for trading derivative instruments used to purchase and sell power and natural gas are included net in Energy Revenues. Realized and unrealized gains and losses on interest rate and foreign exchange derivative instruments held for trading are included net in Interest Expense and Interest Income and Other, respectively. The effective portion of the change in fair value of derivative instruments in hedging relationships is initially recognized in OCI and reclassified to Energy Revenues, Interest Expense and Interest Income and Other, as appropriate, as the original hedged item settles.

5
All hedging relationships are designated as cash flow hedges except for interest rate derivative instruments designated as fair value hedges with a fair value of $5 million and a notional amount of US$200 million. In 2013, net realized gains on fair value hedges were $6 million and were included in Interest Expense. In 2013, the Company did not record any amounts in Net Income related to ineffectiveness for fair value hedges.

6	In 2013, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.

Derivatives in Cash Flow Hedging Relationships
The following table presents the components of OCI (Note 21) related to derivatives in cash flow hedging relationships:

year ended December 31	2014	2013
(millions of Canadian dollars, pre-tax)

Change in fair value of derivative instruments recognized in OCI (effective portion)[1]
Power	(126)	117
Natural Gas	(2)	(1)
Foreign Exchange	10	5
	(118)	121
Reclassification of (losses)/gains on derivative instruments from AOCI to Net Income (effective portion)[1]
Power[2]	(114)	40
Natural Gas[2]	3	4
Interest[3]	16	16
	(95)	60
(Losses)/gains on derivative instruments recognized in Net Income (ineffective portion)
Power	(13)	8
	(13)	8

1	No amounts have been excluded from the assessment of hedge effectiveness. Amounts in parentheses indicate losses recorded to OCI.

2	Reported within Energy Revenues on the Consolidated Statement of Income.

3	Reported within Interest Expense on the Consolidated Statement of Income.

Offsetting of Derivative Instruments
The Company enters into derivative contracts with the right to offset in the normal course of business as well as in the event of default. TCPL has no master netting agreements, however, similar contracts are entered into containing rights of offset. The Company has elected to present the fair value of derivative instruments with the right to offset on a gross basis in the balance sheet. The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2014	Gross derivative instruments presented on the balance sheet	Amounts available for offset[1]	Net amounts
(millions of Canadian dollars)

Derivative - Asset
Power	419	(330)	89
Natural gas	69	(57)	12
Foreign exchange	7	(7)	—
Interest	7	(1)	6
	502	(395)	107
Derivative - Liability
Power	(554)	330	(224)
Natural gas	(103)	57	(46)
Foreign exchange	(497)	7	(490)
Interest	(6)	1	(5)
	(1,160)	395	(765)

1	Amounts available for offset do not include cash collateral pledged or received.

The following table shows the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis as at December 31, 2013:

at December 31, 2013	Gross derivative instruments presented on the balance sheet	Amounts available for offset[1]	Net amounts
(millions of Canadian dollars)

Derivative - Asset
Power	415	(277)	138
Natural gas	73	(61)	12
Foreign exchange	5	(5)	—
Interest	14	(2)	12
	507	(345)	162
Derivative - Liability
Power	(302)	277	(25)
Natural gas	(72)	61	(11)
Foreign exchange	(230)	5	(225)
Interest	(8)	2	(6)
	(612)	345	(267)

1	Amounts available for offset do not include cash collateral pledged or received.
With respect to all financial arrangements, including the derivative instruments presented above as at December 31, 2014, the Company had provided cash collateral of $459 million (2013 – $67 million) and letters of credit of $26 million (2013 – $85 million) to its counterparties. The Company held $1 million (2013 – $11 million) in cash collateral and $1 million (2013 – $32 million) in letters of credit from counterparties on asset exposures at December 31, 2014.
Credit Risk Related Contingent Features of Derivative Instruments
Derivative contracts entered into to manage market risk often contain financial assurance provisions that allow parties to the contracts to manage credit risk. These provisions may require collateral to be provided if a credit-risk-related contingent event occurs, such as a downgrade in the Company's credit rating to non-investment grade.
Based on contracts in place and market prices at December 31, 2014, the aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position was $15 million (2013 – $16 million), for which the Company has provided collateral in the normal course of business of nil (2013 – nil). If the credit-risk-related contingent features in these agreements were triggered on December 31, 2014, the Company would have been required to provide additional collateral of $15 million (2013 – $16 million) to its counterparties. Collateral may also need to be provided should the fair value of derivative instruments exceed pre-defined contractual exposure limit thresholds.
The Company has sufficient liquidity in the form of cash and undrawn committed revolving bank lines to meet these contingent obligations should they arise.
Fair Value Hierarchy
The Company's financial assets and liabilities recorded at fair value have been categorized into three categories based on a fair value hierarchy.

Levels	How fair value has been determined

Level I	Quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.
Level II	Valuation based on the extrapolation of inputs, other than quoted prices included within Level I, for which all significant inputs are observable directly or indirectly.
Inputs include published exchange rates, interest rates, interest rate swap curves, yield curves and broker quotes from external data service providers.

This category includes interest rate and foreign exchange derivative assets and liabilities where fair value is determined using the income approach and power and natural gas commodity derivatives where fair value is determined using the market approach.

Transfers between Level I and Level II would occur when there is a change in market circumstances.
Level III
Valuation of assets and liabilities are measured using a market approach based on extrapolation of inputs that are unobservable or where observable data does not support a significant portion of the derivatives fair value. This category includes long-dated commodity transactions in certain markets where liquidity is low and inputs may include long-term broker quotes.

Long-term electricity prices may also be estimated using a third-party modeling tool which takes into account physical operating characteristics of generation facilities in the markets in which the Company operates. Model inputs include market fundamentals such as fuel prices, power supply additions and retirements, power demand, seasonal hydro conditions and transmission constraints. Long-term North American natural gas prices might be estimated on a view of future natural gas supply and demand, as well as exploration and development costs. Significant decreases in fuel prices or demand for electricity or natural gas, or increases in the supply of electricity or natural gas, small number of transactions in markets with lower liquidity are expected to or may result in a lower fair value measurement of contracts included in Level III.

Assets and liabilities measured at fair value can fluctuate between Level II and Level III depending on the proportion of the value of the contract that extends beyond the time frame for which significant inputs are considered to be observable. As contracts near maturity and observable market data becomes available, they are transferred out of Level III and into Level II.

The fair value of the Company's assets and liabilities measured on a recurring basis, including both current and non-current portions for 2014, are categorized as follows:

at December 31, 2014	Quoted prices in active markets Level I1	Significant other observable inputs Level II1	Significant unobservable inputs Level III[1]	Total
(millions of Canadian dollars, pre-tax)

Derivative Instrument Assets:
Power commodity contracts	—	417	2	419
Natural gas commodity contracts	40	24	5	69
Foreign exchange contracts	—	7	—	7
Interest rate contracts	—	7	—	7
Derivative Instrument Liabilities:
Power commodity contracts	—	(551)	(3)	(554)
Natural gas commodity contracts	(86)	(17)	—	(103)
Foreign exchange contracts	—	(497)	—	(497)
Interest rate contracts	—	(6)	—	(6)
Non-Derivative Financial Instruments:
Available for sale assets	—	62	—	62
	(46)	(554)	4	(596)

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2014.
The fair value of the Company's assets and liabilities measured on a recurring basis, including both current and non-current portions for 2013, are categorized as follows:

at December 31, 2013	Quoted prices in active markets Level I1	Significant other observable inputs Level II1	Significant unobservable inputs Level III[1]	Total
(millions of Canadian dollars, pre-tax)

Derivative Instrument Assets:
Power commodity contracts	—	411	4	415
Natural gas commodity contracts	48	25	—	73
Foreign exchange contracts	—	5	—	5
Interest rate contracts	—	14	—	14
Derivative Instrument Liabilities:
Power commodity contracts	—	(299)	(3)	(302)
Natural gas commodity contracts	(50)	(22)	—	(72)
Foreign exchange contracts	—	(230)	—	(230)
Interest rate contracts	—	(8)	—	(8)
Non-Derivative Financial Instruments:
Available for sale assets	—	47	—	47
	(2)	(57)	1	(58)

1	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2013.
The following table presents the net change in fair value of derivative assets and liabilities classified as Level III of the fair value hierarchy:

(millions of Canadian dollars, pre-tax)	2014	2013

Balance at beginning of year	1	(2)
Transfers out of Level III	—	(2)
Total gains/(losses) included in Net Income	3	(1)
Total gains included in OCI	—	6
Balance at end of year[1]	4	1

1	Energy Revenues include unrealized gains attributed to derivatives in the Level III category that were still held at December 31, 2014 of $3 million (2013 – nil).
A 10 per cent increase or decrease in commodity prices, with all other variables held constant, would result in a $1 million decrease or increase, respectively, in the fair value of outstanding derivative instruments included in Level III as at December 31, 2014.